Document and Entity Information	12 Months Ended
Mar. 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2012
Registrant Name	RUSSELL INVESTMENT CO
Central Index Key	0000351601
Amendment Flag	false
Document Creation Date	Apr 30, 2013
Document Effective Date	Apr 30, 2013
Prospectus Date	Mar 1, 2013

Russell Funds: Classes A, C, E, I, S and Y

RUSSELL INVESTMENT COMPANY
Supplement dated April 30, 2013 to
PROSPECTUS Dated MARCH 1, 2013

RUSSELL COMMODITY STRATEGIES FUND RISK/RETURN SUMMARY:

(i) PRINCIPAL INVESTMENT STRATEGIES: The following information is added as the second to last sentence in the last paragraph of the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Russell Commodity Strategies Fund in the Prospectus listed above:

In order to seek to achieve positive performance relative to the DJ-UBS Index, RIMCo may utilize a quantitative model that selects and weights exposure to individual commodities based upon their relative attractiveness.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Supplement [Text Block]	ric_SupplementTextBlock

Russell Funds: Classes A, C, E, I, S and Y

RUSSELL INVESTMENT COMPANY
Supplement dated April 30, 2013 to
PROSPECTUS Dated MARCH 1, 2013

RUSSELL COMMODITY STRATEGIES FUND RISK/RETURN SUMMARY:

(i) PRINCIPAL INVESTMENT STRATEGIES: The following information is added as the second to last sentence in the last paragraph of the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Russell Commodity Strategies Fund in the Prospectus listed above:

In order to seek to achieve positive performance relative to the DJ-UBS Index, RIMCo may utilize a quantitative model that selects and weights exposure to individual commodities based upon their relative attractiveness.

Russell Commodity Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Funds: Classes A, C, E, I, S and Y

RUSSELL INVESTMENT COMPANY
Supplement dated April 30, 2013 to
PROSPECTUS Dated MARCH 1, 2013

RUSSELL COMMODITY STRATEGIES FUND RISK/RETURN SUMMARY:

(i) PRINCIPAL INVESTMENT STRATEGIES: The following information is added as the second to last sentence in the last paragraph of the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Russell Commodity Strategies Fund in the Prospectus listed above:

In order to seek to achieve positive performance relative to the DJ-UBS Index, RIMCo may utilize a quantitative model that selects and weights exposure to individual commodities based upon their relative attractiveness.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Document Creation Date	dei_DocumentCreationDate	Apr 30, 2013